Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
Schedule of Comprehensive Loss Related to the Comerica Warrants	The table below shows the impact on the statement of comprehensive loss related to the warrants for the periods ended:
	September 30, 2023	December 31, 2022
Outstanding as of January 1	8	2,149
Additions	1,972	—
Fair value changes	(1,726)	1,049
Warrants amendment	68
Conversion to the Company’s common stock	—	(3,190)
reclassification to equity (see note (11(d))	(314)	—
Outstanding at the end of the period	8	8
The table below shows the impact on the statement of comprehensive loss related to the Comerica warrants for the years ended December 31:
	2022	2021
	U.S. dollars in thousands
Outstanding as of January 1	2,149	1,023
Fair value changes	1,049	1,031
Additions	—	95
Conversion to the Company’s common stock	(3,190)	—
Outstanding as of December 31	8	2,149